LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Composition of Loans and Leases HFI by Portfolio and by Rate Type (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Loans Receivable [Line Items]
Total	[1]	$ 82,891,309	$ 87,304,499
Loans held for investment with fixed rate of interest		59,079,072	62,085,179
Loans held for investment with variable rate of interest		$ 23,812,237	$ 25,219,320
Loans held for investment, percent of total loans		100.00%	100.00%
Loans held for investment with fixed rate of interest, percent of total loans		71.30%	71.10%
Loans held for investment with variable rate of interest, percent of total loans		28.70%	28.90%
Net adjustment in loan balances		$ 607,100	$ 425,400
Commercial
Loans Receivable [Line Items]
Total		$ 33,807,938	$ 34,460,769
Loans held for investment, percent of total loans		40.80%	39.50%
Commercial | CRE loans
Loans Receivable [Line Items]
Total		$ 8,135,821	$ 8,624,800
Loans held for investment, percent of total loans		9.80%	9.90%
Commercial | C&I loans
Loans Receivable [Line Items]
Total		$ 7,820,988	$ 8,386,344
Loans held for investment, percent of total loans		9.40%	9.60%
Commercial | Multifamily loans
Loans Receivable [Line Items]
Total		$ 9,601,558	$ 9,840,692
Loans held for investment, percent of total loans		11.60%	11.30%
Commercial | Other commercial
Loans Receivable [Line Items]
Total		$ 8,249,571	$ 7,608,933
Loans held for investment, percent of total loans		10.00%	8.70%
Consumer
Loans Receivable [Line Items]
Total		$ 49,083,371	$ 52,843,730
Loans held for investment, percent of total loans		59.20%	60.50%
Consumer | Residential mortgages
Loans Receivable [Line Items]
Total		$ 4,039,103	$ 4,415,747
Consumer | Home equity loans and lines of credit
Loans Receivable [Line Items]
Total		1,797,387	2,091,365
Consumer | RICs and auto loans
Loans Receivable [Line Items]
Total		42,736,050	44,585,718
Consumer | Personal unsecured loans
Loans Receivable [Line Items]
Total		492,525	1,715,727
Consumer Loans Secured by Real Estate
Loans Receivable [Line Items]
Total		$ 5,836,490	$ 6,507,112
Loans held for investment, percent of total loans		7.10%	7.50%
Consumer Loans Secured by Real Estate | Residential mortgages
Loans Receivable [Line Items]
Total		$ 4,039,103	$ 4,415,747
Loans held for investment, percent of total loans		4.90%	5.10%
Consumer Loans Secured by Real Estate | Home equity loans and lines of credit
Loans Receivable [Line Items]
Total		$ 1,797,387	$ 2,091,365
Loans held for investment, percent of total loans		2.20%	2.40%
Consumer Loans Not Secured by Real Estate | RICs and auto loans
Loans Receivable [Line Items]
Total		$ 42,736,050	$ 44,585,718
Loans held for investment, percent of total loans		51.40%	50.90%
Consumer Loans Not Secured by Real Estate | Personal unsecured loans
Loans Receivable [Line Items]
Total		$ 492,525	$ 1,715,727
Loans held for investment, percent of total loans		0.60%	2.00%
Consumer Loans Not Secured by Real Estate | Other consumer
Loans Receivable [Line Items]
Total		$ 18,306	$ 35,173
Loans held for investment, percent of total loans		0.10%	0.10%

[1]	Includes $4.9 million and $9.0 million of loans recorded at fair value at December 31, 2025 and December 31, 2024, respectively.